Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2016 and 2015 are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2016
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$75,273	16.2%	$20,912	≥ 4.5%	N/A	N/A
Bank	$73,559	15.9%	$20,878	≥ 4.5%	$30,157	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$78,618	16.9%	$37,177	≥ 8.0%	N/A	N/A
Bank	$76,959	16.6%	$37,116	≥ 8.0%	$46,395	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$75,273	16.2%	$27,882	≥ 6.0%	N/A	N/A
Bank	$73,559	15.9%	$27,837	≥ 6.0%	37,116	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$75,273	12.5%	$24,147	≥ 4.0%	N/A	N/A
Bank	$73,559	12.0%	$24,461	≥ 4.0%	$30,576	5.0%

As of December 31, 2015
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$72,202	16.3%	$19,951	≥ 4.5%	N/A	N/A
Bank	$70,428	15.9%	$19,905	≥ 4.5%	$28,751	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$75,517	17.0%	$35,469	≥ 8.0%	N/A	N/A
Bank	$74,307	16.8%	$35,386	≥ 8.0%	$44,233	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$72,202	16.3%	$26,602	≥ 6.0%	N/A	N/A
Bank	$70,428	15.9%	$26,540	≥ 6.0%	35,386	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$72,202	11.7%	$24,704	≥ 4.0%	N/A	N/A
Bank	$70,428	11.8%	$23,978	≥ 4.0%	$29,972	5.0%
*CET1 is effective as of January 1, 2016